Revisions on Consolidated Statement of Cashflows (Additional Information) (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revisions on Consolidated Statement of Cashflows [Line Items]
Effects of currency translation on cash and cash equivalents	$ (4,745)	$ (3,813)	$ 0